Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Investments
May 31, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 101.1%
		Communication Services - 8.9%
720		Activision Blizzard, Inc.		$ 56,074
270		Alphabet, Inc. - Class A (a)		614,314
240		Alphabet, Inc. - Class C (a)		547,387
6,780		AT&T, Inc.		144,346
120		Charter Communications, Inc. - Class A (a)		60,832
4,380		Comcast Corporation - Class A		193,946
210		DISH Network Corporation - Class A (a)		4,794
240		Electronic Arts, Inc.		33,276
300		Fox Corporation - Class A		10,653
120		Fox Corporation - Class B		3,925
360		Interpublic Group of Companies, Inc.		11,603
120		Live Nation Entertainment, Inc. (a)		11,406
840		Lumen Technologies, Inc.		10,282
270		Match Group, Inc. (a)		21,271
2,220		Meta Platforms, Inc. - Class A (a)		429,881
420		Netflix, Inc. (a)		82,925
360		News Corporation - Class A		6,264
90		News Corporation - Class B		1,582
180		Omnicom Group, Inc.		13,430
570		Paramount Global - Class B		19,568
90		Take-Two Interactive Software, Inc. (a)		11,208
540		T-Mobile US, Inc. (a)		71,977
720		Twitter, Inc. (a)		28,512
3,900		Verizon Communications, Inc.		200,031
1,710		Walt Disney Company (a)		188,852
2,058		Warner Bros. Discovery, Inc. (a)		37,970
				2,816,309
		Consumer Discretionary - 11.3%
30		Advance Auto Parts, Inc.		5,696
390		Amazon.com, Inc. (a)		937,633
240		Aptiv plc (a)		25,498
30		AutoZone, Inc. (a)		61,790
240		Bath & Body Works, Inc.		9,845
210		Best Buy Company, Inc.		17,233
30		Booking Holdings, Inc. (a)		67,307
210		BorgWarner, Inc.		8,467
180		Caesars Entertainment, Inc. (a)		9,031
150		CarMax, Inc. (a)		14,891
750		Carnival Corporation (a)		10,410
30		Chipotle Mexican Grill, Inc. (a)		42,077
300		D.R. Horton, Inc.		22,545
120		Darden Restaurants, Inc.		15,000
210		Dollar General Corporation		46,271
210		Dollar Tree, Inc. (a)		33,669
30		Domino’s Pizza, Inc.		10,895
570		eBay, Inc.		27,742
120		Etsy, Inc. (a)		9,734
120		Expedia Group, Inc. (a)		15,520
3,720		Ford Motor Company		50,890
120		Garmin, Ltd.		12,674
1,380		General Motors Company (a)		53,378
120		Genuine Parts Company		16,407
120		Hasbro, Inc.		10,770
240		Hilton Worldwide Holdings, Inc.		33,806
990		Home Depot, Inc.		299,722
300		Las Vegas Sands Corporation (a)		10,638
240		Lennar Corporation - Class A		19,260
240		LKQ Corporation		12,334
630		Lowe’s Companies, Inc.		123,038
240		Marriott International, Inc. - Class A		41,179
690		McDonald’s Corporation		174,024
360		MGM Resorts International		12,589
30		Mohawk Industries, Inc. (a)		4,244
330		Newell Brands, Inc.		7,075
1,200		NIKE, Inc. - Class B		142,620
330		Norwegian Cruise Line Holdings, Ltd. (a)		5,283
30		NVR, Inc. (a)		133,519
60		O’Reilly Automotive, Inc. (a)		38,230
150		Penn National Gaming, Inc. (a)		4,794
30		Pool Corporation		11,959
210		PulteGroup, Inc.		9,505
60		PVH Corporation		4,252
30		Ralph Lauren Corporation		3,033
330		Ross Stores, Inc.		28,057
210		Royal Caribbean Cruises, Ltd. (a)		12,195
1,110		Starbucks Corporation		87,135
240		Tapestry, Inc.		8,280
450		Target Corporation		72,847
780		Tesla, Inc. (a)		591,443
1,110		TJX Companies, Inc.		70,563
90		Tractor Supply Company		16,862
30		Ulta Beauty, Inc. (a)		12,693
180		Under Armour, Inc. - Class A (a)		1,904
180		Under Armour, Inc. - Class C (a)		1,746
300		V.F. Corporation		15,138
30		Whirlpool Corporation		5,527
90		Wynn Resorts, Ltd. (a)		5,949
270		Yum! Brands, Inc.		32,797
				3,589,613
		Consumer Staples - 6.6%
1,710		Altria Group, Inc.		92,494
510		Archer-Daniels-Midland Company		46,318
150		Brown-Forman Corporation - Class B		9,918
180		Campbell Soup Company		8,624
210		Church & Dwight Company, Inc.		18,913
90		Clorox Company		13,082
3,660		Coca-Cola Company		231,970
780		Colgate-Palmolive Company		61,472
420		Conagra Brands, Inc.		13,814
150		Constellation Brands, Inc. - Class A		36,821
390		Costco Wholesale Corporation		181,826
210		Estee Lauder Companies, Inc. - Class A		53,477
570		General Mills, Inc.		39,815
120		Hershey Company		25,405
240		Hormel Foods Corporation		11,681
90		J.M. Smucker Company		11,283
240		Kellogg Company		16,738
300		Kimberly-Clark Corporation		39,906
660		Kraft Heinz Company		24,968
600		Kroger Company		31,782
120		Lamb Weston Holdings, Inc.		8,110
210		McCormick & Company, Inc.		19,471
150		Molson Coors Beverage Company - Class B		8,376
1,290		Mondelez International, Inc. - Class A		81,991
330		Monster Beverage Corporation (a)		29,410
1,290		PepsiCo, Inc.		216,397
1,470		Philip Morris International, Inc.		156,187
2,250		Procter & Gamble Company		332,730
480		Sysco Corporation		40,406
270		Tyson Foods, Inc. - Class A		24,195
660		Walgreens Boots Alliance, Inc.		28,928
1,320		Walmart, Inc.		169,792
				2,086,300
		Energy - 4.9%
330		APA Corporation		15,513
810		Baker Hughes Company		29,144
1,800		Chevron Corporation		314,388
1,260		ConocoPhillips		141,574
750		Coterra Energy, Inc.		25,748
600		Devon Energy Corporation		44,940
150		Diamondback Energy, Inc.		22,803
540		EOG Resources, Inc.		73,958
3,960		Exxon Mobil Corporation		380,161
840		Halliburton Company		34,020
240		Hess Corporation		29,537
1,860		Kinder Morgan, Inc.		36,623
720		Marathon Oil Corporation		22,630
570		Marathon Petroleum Corporation		58,020
840		Occidental Petroleum Corporation		58,220
420		ONEOK, Inc.		27,657
390		Phillips 66		39,316
210		Pioneer Natural Resources Company		58,367
1,320		Schlumberger, Ltd.		60,667
360		Valero Energy Corporation		46,656
1,170		Williams Companies, Inc.		43,360
				1,563,302
		Financials - 11.3%
540		Aflac, Inc.		32,708
270		Allstate Corporation		36,906
570		American Express Company		96,228
780		American International Group, Inc.		45,770
90		Ameriprise Financial, Inc.		24,864
210		Aon plc - Class A		57,891
180		Arthur J. Gallagher & Company		29,149
30		Assurant, Inc.		5,301
6,720		Bank of America Corporation		249,984
690		Bank of New York Mellon Corporation		32,161
1,710		Berkshire Hathaway, Inc. - Class B (a)		540,326
120		BlackRock, Inc.		80,290
210		Brown & Brown, Inc.		12,468
390		Capital One Financial Corporation		49,865
90		Cboe Global Markets, Inc.		10,108
1,410		Charles Schwab Corporation		98,841
390		Chubb, Ltd.		82,404
120		Cincinnati Financial Corporation		15,343
1,860		Citigroup, Inc.		99,343
390		Citizens Financial Group, Inc.		16,138
330		CME Group, Inc.		65,614
120		Comerica, Inc.		9,985
270		Discover Financial Services		30,642
30		Everest Re Group, Ltd.		8,475
30		FactSet Research Systems, Inc.		11,453
630		Fifth Third Bancorp		24,841
150		First Republic Bank/CA		23,255
240		Franklin Resources, Inc.		6,499
60		Globe Life, Inc.		5,854
300		Goldman Sachs Group, Inc.		98,055
300		Hartford Financial Services Group, Inc.		21,753
1,350		Huntington Bancshares, Inc.		18,738
510		Intercontinental Exchange, Inc.		52,219
300		Invesco, Ltd.		5,802
2,760		JPMorgan Chase & Company		364,955
870		KeyCorporation		17,365
150		Lincoln National Corporation		8,690
180		Loews Corporation		11,788
164		M&T Bank Corporation		29,515
30		MarketAxess Holdings, Inc.		8,450
480		Marsh & McLennan Companies, Inc.		76,777
660		MetLife, Inc.		44,477
150		Moody’s Corporation		45,236
1,350		Morgan Stanley		116,288
60		MSCI, Inc.		26,541
90		Nasdaq, Inc.		13,973
180		Northern Trust Corporation		20,115
390		PNC Financial Services Group, Inc.		68,410
210		Principal Financial Group, Inc.		15,315
540		Progressive Corporation		64,465
330		Prudential Financial, Inc.		35,063
150		Raymond James Financial, Inc.		14,774
900		Regions Financial Corporation		19,881
308		S&P Global, Inc.		107,640
30		Signature Bank		6,488
330		State Street Corporation		23,922
30		SVB Financial Group (a)		14,657
480		Synchrony Financial		17,779
210		T Rowe Price Group, Inc.		26,689
210		Travelers Companies, Inc.		37,598
1,260		Truist Financial Corporation		62,672
1,260		U.S. Bancorp		66,868
180		W.R. Berkley Corporation		12,803
3,720		Wells Fargo & Company		170,264
90		Willis Towers Watson plc		18,996
120		Zions Bancorporation		6,845
				3,574,572
		Health Care - 14.4%
1,650		Abbott Laboratories		193,808
1,620		AbbVie, Inc.		238,738
30		ABIOMED, Inc. (a)		7,911
270		Agilent Technologies, Inc.		34,441
60		Align Technology, Inc. (a)		16,658
120		AmerisourceBergen Corporation		18,575
510		Amgen, Inc.		130,937
210		Anthem, Inc.		107,017
450		Baxter International, Inc.		34,223
270		Becton Dickinson and Company		69,066
120		Biogen, Inc. (a)		24,000
60		Bio-Rad Laboratories, Inc. - Class A (a)		32,267
30		Bio-Techne Corporation		11,092
1,350		Boston Scientific Corporation (a)		55,364
2,070		Bristol-Myers Squibb Company		156,182
240		Cardinal Health, Inc.		13,517
150		Catalent, Inc. (a)		15,459
540		Centene Corporation (a)		43,978
270		Cerner Corporation		25,610
30		Charles River Laboratories International, Inc. (a)		7,022
300		Cigna Corporation		80,487
30		Cooper Companies, Inc.		10,522
1,170		CVS Health Corporation		113,197
570		Danaher Corporation		150,377
60		DaVita, Inc. (a)		5,849
180		DENTSPLY SIRONA, Inc.		7,121
90		DexCom, Inc. (a)		26,815
570		Edwards Lifesciences Corporation (a)		57,485
750		Eli Lilly & Company		235,080
1,170		Gilead Sciences, Inc.		75,875
210		HCA Healthcare, Inc.		44,184
120		Henry Schein, Inc. (a)		10,277
240		Hologic, Inc. (a)		18,065
90		Humana, Inc.		40,881
60		IDEXX Laboratories, Inc. (a)		23,497
120		Illumina, Inc. (a)		28,738
150		Incyte Corporation (a)		11,384
330		Intuitive Surgical, Inc. (a)		75,121
180		IQVIA Holdings, Inc. (a)		38,745
2,430		Johnson & Johnson		436,257
90		Laboratory Corporation of America Holdings		22,205
120		McKesson Corporation		39,443
1,260		Medtronic plc		126,189
2,370		Merck & Company, Inc.		218,111
30		Mettler-Toledo International, Inc. (a)		38,584
330		Moderna, Inc. (a)		47,959
53		Molina Healthcare, Inc. (a)		15,382
240		Organon & Company		9,110
120		PerkinElmer, Inc.		17,960
5,190		Pfizer, Inc.		275,277
90		Quest Diagnostics, Inc.		12,692
90		Regeneron Pharmaceuticals, Inc. (a)		59,827
120		ResMed, Inc.		24,415
90		STERIS plc		20,538
300		Stryker Corporation		70,350
30		Teleflex, Inc.		8,632
360		Thermo Fisher Scientific, Inc.		204,325
870		UnitedHealth Group, Inc.		432,198
60		Universal Health Services, Inc. - Class B		7,477
210		Vertex Pharmaceuticals, Inc. (a)		56,417
1,110		Viatris, Inc.		13,620
30		Waters Corporation (a)		9,839
60		West Pharmaceutical Services, Inc.		18,623
180		Zimmer Biomet Holdings, Inc.		21,638
420		Zoetis, Inc.		71,791
				4,568,424
		Industrials - 7.5%
540		3M Company		80,617
120		A.O. Smith Corporation		7,214
90		Alaska Air Group, Inc. (a)		4,343
60		Allegion plc		6,699
600		American Airlines Group, Inc. (a)		10,722
210		AMETEK, Inc.		25,509
510		Boeing Company (a)		67,014
120		C.H. Robinson Worldwide, Inc.		13,021
810		Carrier Global Corporation		31,841
480		Caterpillar, Inc.		103,608
60		Cintas Corporation		23,900
180		Copart, Inc. (a)		20,615
2,070		CSX Corporation		65,805
120		Cummins, Inc.		25,094
240		Deere & Company		85,867
600		Delta Air Lines, Inc. (a)		25,014
120		Dover Corporation		16,069
360		Eaton Corporation plc		49,896
540		Emerson Electric Company		47,876
90		Equifax, Inc.		18,232
150		Expeditors International of Washington, Inc.		16,326
510		Fastenal Company		27,316
210		FedEx Corporation		47,162
330		Fortive Corporation		20,384
120		Fortune Brands Home & Security, Inc.		8,322
60		Generac Holdings, Inc. (a)		14,825
210		General Dynamics Corporation		47,231
1,020		General Electric Company		79,856
630		Honeywell International, Inc.		121,980
360		Howmet Aerospace, Inc.		12,877
30		Huntington Ingalls Industries, Inc.		6,314
60		IDEX Corporation		11,493
240		Illinois Tool Works, Inc.		49,937
360		Ingersoll Rand, Inc.		16,974
120		Jacobs Engineering Group, Inc.		16,811
60		JB Hunt Transport Services, Inc.		10,355
660		Johnson Controls International plc		35,977
180		L3Harris Technologies, Inc.		43,362
120		Leidos Holdings, Inc.		12,540
210		Lockheed Martin Corporation		92,423
210		Masco Corporation		11,905
330		Nielsen Holdings plc		8,435
43		Nordson Corporation		9,369
210		Norfolk Southern Corporation		50,329
120		Northrop Grumman Corporation		56,156
60		Old Dominion Freight Line, Inc.		15,494
390		Otis Worldwide Corporation		29,016
300		PACCAR, Inc.		26,052
120		Parker-Hannifin Corporation		32,660
150		Pentair plc		7,526
120		Quanta Services, Inc.		14,280
1,410		Raytheon Technologies Corporation		134,119
180		Republic Services, Inc.		24,091
90		Robert Half International, Inc.		8,114
90		Rockwell Automation, Inc.		19,188
210		Rollins, Inc.		7,447
30		Snap-on, Inc.		6,656
570		Southwest Airlines Company (a)		26,141
150		Stanley Black & Decker, Inc.		17,804
180		Textron, Inc.		11,752
210		Trane Technologies plc		28,993
30		TransDigm Group, Inc. (a)		18,161
600		Union Pacific Corporation		131,868
300		United Airlines Holdings, Inc. (a)		14,289
660		United Parcel Service, Inc. - Class B		120,285
60		United Rentals, Inc. (a)		17,891
150		Verisk Analytics, Inc.		26,237
30		W.W. Grainger, Inc.		14,612
360		Waste Management, Inc.		57,064
150		Westinghouse Air Brake Technologies Corporation		14,169
150		Xylem, Inc.		12,637
				2,394,161
		Information Technology - 27.7% (b)
570		Accenture plc - Class A		170,122
450		Adobe, Inc. (a)		187,415
1,574		Advanced Micro Devices, Inc. (a)		160,328
150		Akamai Technologies, Inc. (a)		15,156
540		Amphenol Corporation - Class A		38,264
510		Analog Devices, Inc.		85,884
60		ANSYS, Inc. (a)		15,622
14,640		Apple, Inc.		2,179,017
870		Applied Materials, Inc.		102,042
180		Arista Networks, Inc. (a)		18,410
210		Autodesk, Inc. (a)		43,628
390		Automatic Data Processing, Inc.		86,947
360		Broadcom, Inc.		208,846
90		Broadridge Financial Solutions, Inc.		13,160
240		Cadence Design Systems, Inc. (a)		36,895
120		CDW Corporation		20,383
120		Ceridian HCM Holding, Inc. (a)		6,756
3,930		Cisco Systems, Inc.		177,047
90		Citrix Systems, Inc.		9,062
480		Cognizant Technology Solutions Corporation - Class A		35,856
720		Corning, Inc.		25,790
240		DXC Technology Company (a)		8,453
120		Enphase Energy, Inc. (a)		22,343
30		EPAM Systems, Inc. (a)		10,156
30		F5, Inc. (a)		4,891
570		Fidelity National Information Services, Inc.		59,565
540		Fiserv, Inc. (a)		54,097
60		FleetCor Technologies, Inc. (a)		14,929
120		Fortinet, Inc. (a)		35,297
60		Gartner, Inc. (a)		15,744
270		Global Payments, Inc.		35,381
1,230		Hewlett Packard Enterprise Company		19,188
1,080		HP, Inc.		41,947
3,900		Intel Corporation		173,237
840		International Business Machines Corporation		116,626
240		Intuit, Inc.		99,470
30		IPG Photonics Corporation (a)		3,165
60		Jack Henry & Associates, Inc.		11,287
300		Juniper Networks, Inc.		9,204
150		Keysight Technologies, Inc. (a)		21,840
120		KLA Corporation		43,782
120		Lam Research Corporation		62,404
810		Mastercard, Inc. - Class A		289,874
510		Microchip Technology, Inc.		37,052
1,050		Micron Technology, Inc.		77,532
7,080		Microsoft Corporation		1,924,839
30		Monolithic Power Systems, Inc.		13,512
150		Motorola Solutions, Inc.		32,961
210		NetApp, Inc.		15,110
540		NortonLifeLock, Inc.		13,144
2,430		NVIDIA Corporation		453,729
240		NXP Semiconductors NV		45,542
1,500		Oracle Corporation		107,880
300		Paychex, Inc.		37,149
30		Paycom Software, Inc. (a)		8,530
1,110		PayPal Holdings, Inc. (a)		94,583
90		PTC, Inc. (a)		10,488
90		Qorvo, Inc. (a)		10,058
1,050		QUALCOMM, Inc.		150,381
90		Roper Technologies, Inc.		39,820
900		Salesforce, Inc. (a)		144,216
180		Seagate Technology Holdings plc		15,241
180		ServiceNow, Inc. (a)		84,145
150		Skyworks Solutions, Inc.		16,331
30		SolarEdge Technologies, Inc. (a)		8,184
120		Synopsys, Inc. (a)		38,304
300		TE Connectivity Ltd.		38,817
30		Teledyne Technologies, Inc. (a)		12,155
150		Teradyne, Inc.		16,389
870		Texas Instruments, Inc.		153,781
240		Trimble, Inc. (a)		16,332
30		Tyler Technologies, Inc. (a)		10,675
90		VeriSign, Inc. (a)		15,710
1,560		Visa, Inc. - Class A		330,984
300		Western Digital Corporation (a)		18,207
30		Zebra Technologies Corporation - Class A (a)		10,146
				8,791,437
		Materials - 2.8%
210		Air Products and Chemicals, Inc.		51,694
90		Albemarle Corporation		23,438
1,440		Amcor plc		18,864
60		Avery Dennison Corporation		10,354
300		Ball Corporation		21,266
90		Celanese Corporation		14,087
180		CF Industries Holdings, Inc.		17,779
660		Corteva, Inc.		41,329
690		Dow, Inc.		46,906
480		DuPont de Nemours, Inc.		32,568
120		Eastman Chemical Company		13,219
210		Ecolab, Inc.		34,421
120		FMC Corporation		14,710
1,380		Freeport-McMoRan, Inc.		53,930
240		International Flavors & Fragrances, Inc.		31,721
360		International Paper Company		17,442
480		Linde plc		155,845
240		LyondellBasell Industries NV - Class A		27,420
30		Martin Marietta Materials, Inc.		10,181
330		Mosaic Company		20,675
750		Newmont Corporation		50,888
240		Nucor Corporation		31,790
90		Packaging Corporation of America		14,155
210		PPG Industries, Inc.		26,563
120		Sealed Air Corporation		7,462
210		Sherwin-Williams Company		56,288
120		Vulcan Materials Company		19,785
240		Westrock Company		11,638
				876,418
		Real Estate - 2.7%
120		Alexandria Real Estate Equities, Inc.		19,914
420		American Tower Corporation		107,575
120		AvalonBay Communities, Inc.		24,955
120		Boston Properties, Inc.		13,342
100		Camden Property Trust		14,349
300		CBRE Group, Inc. - Class A (a)		24,852
390		Crown Castle International Corporation		73,964
270		Digital Realty Trust, Inc.		37,689
360		Duke Realty Corporation		19,019
60		Equinix, Inc.		41,225
300		Equity Residential		23,049
60		Essex Property Trust, Inc.		17,031
120		Extra Space Storage, Inc.		21,384
60		Federal Realty Investment Trust		6,898
510		Healthpeak Properties, Inc.		15,142
660		Host Hotels & Resorts, Inc.		13,193
270		Iron Mountain, Inc.		14,553
570		Kimco Realty Corporation		13,481
90		Mid-America Apartment Communities, Inc.		16,290
690		Prologis, Inc.		87,961
120		Public Storage		39,677
540		Realty Income Corporation		36,839
120		Regency Centers Corporation		8,185
90		SBA Communications Corporation		30,295
300		Simon Property Group, Inc.		34,395
270		UDR, Inc.		12,906
360		Ventas, Inc.		20,426
150		Vornado Realty Trust		5,244
390		Welltower, Inc.		34,745
690		Weyerhaeuser Company		27,269
				855,847
		Utilities - 3.0%
630		AES Corporation		13,885
210		Alliant Energy Corporation		13,402
240		Ameren Corporation		22,846
450		American Electric Power Company, Inc.		45,914
150		American Water Works Company, Inc.		22,688
120		Atmos Energy Corporation		13,957
570		CenterPoint Energy, Inc.		18,269
270		CMS Energy Corporation		19,181
330		Consolidated Edison, Inc.		32,756
287		Constellation Energy Corporation		17,817
750		Dominion Energy, Inc.		63,164
180		DTE Energy Company		23,888
720		Duke Energy Corporation		81,014
330		Edison International		23,070
180		Entergy Corporation		21,658
210		Evergy, Inc.		14,687
300		Eversource Energy		27,696
900		Exelon Corporation		44,235
510		FirstEnergy Corporation		21,910
1,830		NextEra Energy, Inc.		138,513
360		NiSource, Inc.		11,322
210		NRG Energy, Inc.		9,668
90		Pinnacle West Capital Corporation		6,989
720		PPL Corporation		21,730
450		Public Service Enterprise Group, Inc.		30,843
300		Sempra Energy		49,157
990		Southern Company		74,903
270		WEC Energy Group, Inc.		28,369
480		Xcel Energy, Inc.		36,163
				949,694
		TOTAL COMMON STOCKS (Cost $34,969,670)		32,066,077

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 0.2%
77		S&P 500 Index Put, Expiration: 06/17/2022, Exercise Price: $3,715.00	$31,817,555	55,055
		TOTAL PURCHASED OPTIONS (Cost $425,384)		55,055
Shares
		SHORT-TERM INVESTMENTS - 3.7%
1,168,534		Invesco Government & Agency Portfolio - Institutional Class, 0.67% (d)		1,168,534
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,168,534)		1,168,534

		Total Investments (Cost $36,563,588) - 105.0%		33,289,666
		Liabilities in Excess of Other Assets - (5.0)%		(1,590,401)
		TOTAL NET ASSETS - 100.0%		$31,699,265

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (5.1)%
(77)		S&P 500 Index Call, Expiration: 06/17/2022, Exercise Price: $3,950.00	$(31,817,555)	$(1,617,385)
		TOTAL WRITTEN OPTIONS (Premiums Received $698,417)		$(1,617,385)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Nationwide S&P 500® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,066,077	$-	$-	$32,066,077
Purchased Options	-	55,055	-	55,055
Short-Term Investments	1,168,534	-	-	1,168,534
Total Investments in Securities	$33,234,611	$55,055	$-	$33,289,666

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$1,617,385	$-	$1,617,385
Total Written Options	$-	$1,617,385	$-	$1,617,385

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.